Annual Fund Operating Expenses - T. Rowe Price Spectrum International Equity Fund - T. Rowe Price Spectrum International Equity Fund	May 01, 2020
Operating Expenses:
Management Fees (as a percentage of Assets)	0.89%	[1]
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):
Acquired Fund Fees and Expenses		[1]
Expenses (as a percentage of Assets)	0.89%	[1]

[1]	Restated to reflect current fees.